Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
After-tax components of comprehensive Income (loss)
The following table sets forth the after-tax components of accumulated other comprehensive (loss) income and changes thereto recorded during the three months ended March 31, 2015:

	Foreign Currency Translation Adjustment	Net Actuarial Loss Associated with Postretirement Plans and Workers’ Compensation Obligations	Prior Service Cost Associated with Postretirement Plans	Cash Flow Hedges	Available-For-Sale Securities	Total Accumulated Other Comprehensive (Loss) Income
	(Dollars in millions)
December 31, 2014	$(111.5)	$(317.5)	$25.1	$(360.9)	$—	$(764.8)
Net change in fair value	—	—	—	(149.7)	(0.2)	(149.9)
Reclassification from other comprehensive income to earnings	—	14.1	(1.5)	94.0	—	106.6
Current period change	(27.4)	—	—	—	—	(27.4)
March 31, 2015	$(138.9)	$(303.4)	$23.6	$(416.6)	$(0.2)	$(835.5)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table provides additional information regarding items reclassified out of "Accumulated other comprehensive loss" into earnings during the three months ended March 31, 2015 and 2014:

	Amount reclassified from accumulated other comprehensive loss (1)
Details about accumulated other comprehensive (loss)income components	Three Months Ended March 31, 2015	Three Months Ended March 31, 2014	Affected line item in the unaudited condensed consolidated statement of operations
	(Dollars in millions)
Net actuarial loss associated with postretirement plans and workers' compensation obligations:
Postretirement health care and life insurance benefits	$(6.2)	$(3.6)	Operating costs and expenses
Defined benefit pension plans	(8.3)	(6.2)	Operating costs and expenses
Defined benefit pension plans	(1.7)	(1.4)	Selling and administrative expenses
Insignificant items	2.1	1.0
	(14.1)	(10.2)	Total before income taxes
	—	3.8	Income tax benefit
	$(14.1)	$(6.4)	Total after income taxes

Prior service credit (cost) associated with postretirement plans:
Postretirement health care and life insurance benefits	$1.7	$(0.3)	Operating costs and expenses
Defined benefit pension plans	(0.2)	(0.3)	Operating costs and expenses
	1.5	(0.6)	Total before income taxes
	—	0.2	Income tax benefit
	$1.5	$(0.4)	Total after income taxes

Cash flow hedges:
Foreign currency forward contracts	$(73.6)	$(18.8)	Operating costs and expenses
Fuel and explosives commodity swaps	(30.2)	(2.4)	Operating costs and expenses
Coal trading commodity futures, swaps and options	13.3	17.8	Other revenues
Insignificant items	(0.2)	(0.1)
	(90.7)	(3.5)	Total before income taxes
	(3.3)	(2.1)	Income tax provision
	$(94.0)	$(5.6)	Total after income taxes

(1)	Presented as gains (losses) in the unaudited condensed consolidated statements of operations.